Share-based compensation	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based compensation

14.     Share-based compensation:

In December 2005, the Company’s Board of Directors adopted the Seaspan Corporation Stock Incentive Plan (the “Plan”), under which officers, employees and directors may be granted options, restricted shares, phantom shares, and other stock-based awards as may be determined by the Company’s Board of Directors. In December 2015, the Plan, which is administered by the Company’s Board of Directors, was amended to increase the total shares of common stock reserved for issuance under the Plan to 3,000,000. The Plan was also amended to an indefinite term from the date of its adoption. In December 2017, the Plan was further amended to increase the total shares of common stock reserved for issuance under the Plan to 5,000,000. At December 31, 2018, there are 2,187,420 (2017 – 2,952,896) remaining shares left for issuance under this Plan.

A summary of the Company’s outstanding restricted shares, phantom share units, SARs and restricted stock units as of and for the years ended December 31, 2018, 2017 and 2016 are presented below:

	Restricted shares		Phantom share units		Stock appreciation rights		Restricted stock units		Stock options
	Number	W.A. grant	Number	W.A. grant	Number of	W.A. grant	Number	W.A. grant	Number	W.A. grant
	of shares	date FV	of units	date FV	SARs	date FV	of units	date FV	of options	date FV
December 31, 2015	44,947	$18.39	$647,001	$14.73	$5,876,811	$2.30	$32,828	$21.03	$—	$—
Granted	56,861	15.48	60,000	18.84	—	—	528,232	16.57	—	—
Vested	(44,947)	18.39	—	—	—	—	(37,374)	18.56	—	—
Exchanged	—	—	(70,000)	19.91	—	—	—	—	—	—
Expired	—	—	—	—	(3,438,614)	2.26	—	—	—	—
Cancelled	—	—	—	—	—	—	(299)	20.21	—	—
December 31, 2016	56,861	15.48	637,001	14.55	2,438,197	2.29	523,387	16.71	—	—
Granted	107,270	8.97	90,000	6.85	—	—	88,293	5.93	—	—
Vested	(56,861)	15.48	—	—	—	—	(537,216)	16.16	—	—
Expired	—	—	—	—	(1,929,260)	2.00	—	—	—	—
Cancelled	(12,737)	9.53	—	—	(22,963)	3.40	(3,280)	9.16	—	—
December 31, 2017	94,533	8.89	727,001	13.60	485,974	3.40	71,184	7.80	—	—
Granted	664,326	7.68	30,000	6.86	—	—	109,248	9.73	500,000	7.20
Vested	(119,509)	8.52	—	—	—	—	(83,220)	9.87	—	—
Exchanged	—	—	(113,333)	18.80	—	—	—	—	—	—
Expired	—	—	—	—	(485,974)	3.40	—	—	—	—
Cancelled	(53,608)	7.10	(76,666)	7.90	—	—	(12,441)	7.28	—	—
December 31, 2018	585,742	$7.76	567,002	$12.97	—	$—	84,771	$8.33	500,000	$7.20

During the year ended December 31, 2018, the Company amortized $2,989,000 (2017 – $10,400,000; 2016 - $6,228,000) in share-based compensation expense related to the above share-based compensation awards.

At December 31, 2018, there was $1,474,000 (2017 – $4,178,000) of total unamortized compensation costs relating to unvested share-based compensation awards, which are expected to be recognized over a weighted-average period of 24 months.

In July 2017, 1,000,000 fully vested Class A common shares were granted to the Company’s chairman of the board (the “Chairman”). In addition, in August 2017, the Chairman purchased 1,000,000 Class A common shares for $6.00 per share. As a result of these transactions, the Company recognized $6,920,000 in share-based compensation expense for the year ended December 31, 2017.

(a)	Restricted shares and phantom share units:

Class A common shares are issued on a one-for-one basis in exchange for the cancellation of vested restricted shares and phantom share units. The restricted shares generally vest over one year and the phantom share units generally vest over three years. During the year ended December 31, 2018, the fair value of restricted shares vested was $1,018,000 (2017 – $880,000).

As vested outstanding phantom share units are only exchanged for common shares upon written notice from the holder, the phantom share units that are exchanged for common shares may include units that vested in prior periods. At December 31, 2018, 537,002 (2017 – 587,001) of the outstanding phantom share units were vested and available for exchange by the holder.

In December 2018, 500,000 restricted shares, were granted to the CEO of the Company. These restricted shares vest over five years, up to a maximum amount each year.

(b)	Restricted stock units:

Under the Company’s Cash and Share Bonus Plan, the Company grants restricted stock units to eligible participants. The restricted stock units generally vest over three years, in equal one-third amounts on each anniversary date of the date of the grant. The restricted stock units are valued at the market price of the underlying securities on the grant date and the compensation expense, based on the estimated number of awards expected to vest, is recognized over the three-year vesting period. Upon vesting of the restricted stock units, the participant will receive Class A common shares. This plan expired on June 30, 2018.

During the year ended December 31, 2018, certain former directors and officers of the Company retired resulting in an aggregate of 12,441 restricted stock units, with a weighted average of $7.28 per unit, to be cancelled.

In May 2016, 479,714 restricted stock units were granted to the Company’s former CEO. In December 2017, as part of the terminated employment agreement, the unvested portion of restricted stock units granted in May 2016 fully vested upon his departure.

(c)	Performance stock units:

In May 2016, 786,147 performance stock units were granted to the Company’s former CEO.  The weighted average grant date fair value was $10.23 per unit. Upon the former CEO’s retirement the Company agreed to issue him 200,000 Class A common shares in exchange for the cancellation of his outstanding performance stock units granted in May 2016. These shares were issued in January 2018.

(d)	Stock options:

In January 2018, the Company granted the CEO stock options to acquire 500,000 Class A common shares at an exercise price of $7.20 per share. The stock options vest equally on each of the first five anniversaries of the CEO’s start date in January 2018 and expire on January 8, 2028. As at December 31, 2018, no stock options have been vested.

(e)	Other share-based awards:

During 2018, the Company incurred $2,326,000 (2017 - $2,262,000; 2016 - $6,317,000) in transaction fees that were capitalized to vessels, all of which (2017 - $2,231,000; 2016 - $3,159,000) was paid in Class A common shares.

During 2018, the Company incurred nil (2017 - $1,872,000; 2016 - $7,598,000) in arrangement fees that were primarily capitalized into deferred financing fees, of which nil (2017 - $1,872,000; 2016 - $3,799,000) were paid in Class A common shares. The agreement governing the arrangement fees was terminated in April 2017. Pursuant to the termination of the agreement, the Company paid arrangement fees for any financings in process as at April 10, 2017 and completed prior to December 31, 2017. The Company paid a termination fee of nil (2017 - $6,250,000; 2016 - nil) with nil (2017 - 945,537; 2016 - nil) of its common shares which is included in other expenses.